SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

(b)    Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Non-controlling interests

(c)     Non-controlling interests

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive (loss)/income to distinguish the interests from that of the Group. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates

(d)    Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, estimates for provision of accounts receivable and other current assets, inventories and short-term investments, useful lives and impairment of long-lived assets, accounting for deferred income taxes and uncertain tax benefits, fair value of share-based payments, valuation allowance for deferred tax assets, provision of contingent liabilities, and valuations for the warrant liability, convertible senior preferred shares and convertible senior notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(e)    Foreign currency

The functional currency of the Company, Luckin BVI, Luckin HK, Luckin Roasting and Luckin Roastery is the United States dollar (“US$”) and its reporting currency is the Renminbi (the “RMB”). The functional currency of the Company’s PRC subsidiaries and the VIE is the RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

The financial statements of the Company, Luckin BVI, Luckin HK, Luckin Roasting and Luckin Roastery are translated from the functional currency to the reporting currency, the RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive (loss)/income.

The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Convenience translation

(f)    Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.3726 on December 31, 2021, the last business day in fiscal year 2021, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents

(g)    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal or use, and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash

(h)    Restricted cash

Restricted cash is reported separately on the face of the Consolidated Balance Sheets. The Group adopted Accounting Standard Update (ASU) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash from the fiscal year of 2019. As a result, restricted cash is included in the total cash and cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. The Group’s restricted cash mainly represents security deposits held in bank accounts for bank guarantee letters. Restricted cash is classified as current and non-current based on the duration of the restriction.

Short-term investments

(i)    Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Group accounts for short-term investments in accordance with ASC 320, Investments — Debt and Equity Securities. Interest income is included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The Group does not intend to sell the investments and it is not more likely than not that the Group will be required to sell the investments before maturity.

Accounts receivable

(j)    Accounts receivable

Accounts receivable represents the amounts that the Group has an unconditional right to consideration.

Since as of December 31, 2021 the Company no longer qualifies as an EGC, it adopted ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, by using the modified retrospective method, effective as of January 1, 2021, and reflected the impact in its financial statements for the year ended December 31, 2021. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group uses industry trend, the age of the amounts, the payment history, creditworthiness and financial conditions of the customers as credit quality indicators to monitor the Group’s receivables within the scope of expected credit losses model and use these as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. Please refer to Note 2(dd) for adoption of expected credit losses model. Bad debt allowance was nil and RMB765 (US$120) as of December 31, 2020 and 2021, respectively.

Inventories

(k)    Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventory are determined using the moving weighted average method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to obsolete and slow-moving inventories, which is dependent upon factors such as historical and forecasted consumer demand, and application of the specific identification method. For the years ended December 31, 2019, 2020 and 2021, the Group wrote off inventory of RMB2,158, RMB26,277 and RMB5,573 (US$876) respectively. Write downs are recorded in cost of revenues in the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

Property and equipment

(l)    Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Office buildings	40-50 years

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and the depreciation of these assets commences when the assets are ready for their intended use.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)    Property and equipment (continued)

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss)/income.

Impairment of long-lived assets other than goodwill

(m)    Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that indicate that the carrying amount of an asset or asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows of the asset or asset group is less than the carrying amount of the assets or the asset groups, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets or the asset groups over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset groups based on forecasted future sales and operating costs, using internal projections, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The Group estimates of future cash flows requires management to make assumptions and to apply judgment, including forecasting future sales and gross profits and estimating useful lives of the assets or asset groups. These estimates can be affected by factors such as future sales results, store closure plans, economic conditions, business interruptions, interest rates and government regulations that can be difficult to predict. If actual results and conditions are not consistent with the estimates and assumptions used in its calculations, the Group may be exposed to additional impairments of long-lived assets.

For the years ended December 31, 2019, 2020 and 2021, the Group recognized impairment of long-lived assets other than goodwill of RMB209,249, RMB71,467 and RMB21,368 (US$3,353) respectively, which consisted of:

1) RMB151,916, nil and nil for the asset group related to underperforming or planned closed self-operating stores for the years ended December 31, 2019, 2020 and 2021, respectively;

2) RMB52,058, RMB2,120 and nil for the asset group related to Luckin Coffee EXPRESS, which is an unmanned machine that prepares a selection of freshly brewed drinks for the years ended December 31, 2019, 2020 and 2021, respectively;

3) nil, RMB46,696 and nil for the asset group related to Luckin Pop Mini for the years ended December 31, 2019, 2020 and 2021, respectively;

4) nil, RMB12,817 and nil for the Linefriends food licensing for the years ended December 31, 2019, 2020 and 2021, respectively;

5) RMB5,275, nil and nil related to the cancellation of the constructing coffee bean roasting factories and return of the land use right to local government in Tongan city, Fujian province and Tianjin for the years ended December 31, 2019, 2020 and 2021, respectively; and

6) nil, RMB9,834 and RMB21,368 (US$3,353) for the asset group related to store operating equipment and others for the years ended December 31, 2019, 2020 and 2021, respectively.

Fair value of financial instruments

(n)    Fair value of financial instruments

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts payable, receivables from online payment platforms, accounts receivable, deposits, other receivables and payables, convertible senior notes. The carrying values of these financial instruments approximate their fair values due to their short-term maturities. The carrying amount of the long-term borrowing approximates its fair values since it bears an interest rate which approximates market interest rate.

Revenue recognition

(o)    Revenue recognition

The Group adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), from January 1, 2019, using the modified retrospective transition approach.

A description of the principal revenue generating activities of Group is as follows:

Revenues from product sales

The Group offers freshly brewed drinks and other products (including pre-made food, beverage and merchandise items) mainly through its physical self-operated stores, Luckin EXPRESS and online e-commerce platforms. Customers place orders for products mainly through the Group’s self-developed APP, Weixin mini-program and other third-party platforms with different options to pay through third-party payment channels. The Group recognizes revenues at point in time when the Group satisfies its performance obligation upon customers’ in-store pickup or the delivery of promised products to customers. Delivery service is provided if it is a delivery order. Delivery service is determined as an activity to fulfill the Group’s promise to transfer the products, rather than another distinct performance obligation as it is performed before the customers obtain control of the products. Revenues represent the amount of consideration that the Group is entitled to, including products settlement price and delivery fees charged to customers, net of value-added tax (“VAT”), surcharges, discounts and returns, if any. There is no significant financing component or variable consideration in the transaction price. The Group reasonably estimates the possibility of return based on the historical experience, and there were no material returns historically.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount. The Group is a principal for the substantial majority of product sales as the Group produces or obtains control of the specified goods before they are transferred to the customers, except for a portion of revenue from products sold on the Group’s own e-commerce platform, for which the Group’s obligation is to facilitate third-party merchants in fulfilling their performance obligation for the goods displayed on the Group’s own e-commerce platform acting as an agent. Total revenue from product sales as a principal were RMB3,009,590, RMB3,716,791 and RMB6,659,218 (US$1,044,977) for the years ended December 31, 2019, 2020 and 2021, respectively, including revenue from product sales as an agent of nil, RMB3,671 and RMB2,009 (US$315) for the years ended December 31, 2019, 2020 and 2021, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(o)    Revenue recognition (continued)

Revenues from partnership stores

The Group cooperates with selective retail partners to operate the partnership stores. Under retail partnership model, the Group sells materials such as coffee beans, milk, food and related products to retail partners and shares simplified and standardized operation experience and provides use right of brand name and sales and supply chain management in exchange for a profit-sharing on retail sales. Retail partners are responsible for pre-opening capital investments and operating costs.

Revenues from partnership stores mainly consist of sales of materials and equipment to the partnership stores, profit-sharing revenue from the partnership stores for using the Luckin Coffee or Luckin Tea brand as well as integrated store operation solution, and other services including delivery services and pre-opening services.

For material sales, the Group’s performance obligation is to transfer required materials at fixed unit price to retail partners. The Group provides allowance for materials sales as consideration payable to retail partners when the products sold in partnership stores to customers at lower price than the cost of materials with certain markup to comply with the Group’s promotion strategy. Allowance for partnership stores is accounted for as a reduction of the transaction price, which is usually determined upon the completion of each order. Therefore, sales of materials are generally recognized on the partnership stores’ acceptance of materials, the settlement price is then deducted by the allowance provided to partnership stores that is determined upon the products are sold in partnership stores, if any. Revenue from material sales to partnership stores were RMB12,586, RMB227,183 and RMB834,677 (US$130,979) for the years ended December 31, 2019, 2020 and 2021, respectively.

For equipment sales, the Group’s performance obligation is to transfer equipment to retail partners at a fixed consideration with one-year warrant, which is not a distinct performance obligation as it is intended to provide an assurance that the equipment complies with agreed-upon functionality described in the contract. Revenue from sales of equipment is recognized at point in time when equipment is installed and tested to be ready to use. The Group accrues warrant as guarantee obligation according to ASC Topic 460, Guarantees. Revenue from equipment sales to partnership stores were nil, RMB43,325 and RMB178,847 (US$28,065) for the years ended December 31, 2019, 2020 and 2021, respectively, and warrant liability was immaterial.

For profit-sharing, the Group provides the integrated store operation solution, which includes the right to use brand name of Luckin Coffee or Luckin Tea, products and brand name promotion activities, unified ordering and payment collections platform, and basic operation guidance on store management and sanitary conditions, etc., in exchange for the profit-sharing based on the gross profit of retail sales. The Group recognizes the profit-sharing revenue from partnership stores at a variable consideration that is based upon partnership stores’ monthly gross profits which are determined at the end of each month. The Group offers a price concession to its retail partners to free the new stores’ profit-sharing for a period of time ranging from the first one month to three months, which is subject to the Group’s adjustment. Especially, between January to June 2020, during the outbreak of COVID-19, the Group waived substantially all the profit-sharing from partnership stores. Price concession for profit-sharing is accounted for as a reduction of the transaction price and deducts our revenue directly. Revenue from partnership stores’ profit-sharing were RMB216, RMB12,796 and RMB144,831 (US$22,727) for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group also provides other services including pre-opening services such as design of store decoration and provision of decoration materials and delivery service, which have distinct value to partnership stores and are recognized upon completion of the related performance obligations. Other revenues from partnership stores were RMB2,542, RMB33,323 and RMB147,750 (US$23,185) for the years ended December 31, 2019, 2020 and 2021, respectively.

(o)    Revenue recognition (continued)

Contract balance

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group presents any unconditional rights to consideration separately as a receivable. The Group does not have material contract asset. The balance of accounts receivable, net of nil and RMB765 (US$120) allowance for doubtful accounts, were RMB17,381 and RMB38,605 (US$6,058) as of December 31, 2020 and 2021, respectively.

Customers that purchase prepaid coupons are issued additional coupons of the same par value for free at the time of purchase. All prepaid coupons are stored in the “Coffee Wallet” of the customers’ registered accounts for future use with a three-year validity period. Cash received from the sales of prepaid coupons are recognized as deferred revenues which are contract liabilities under ASC 606 and recognized as revenue upon the expiry of prepaid coupons. Purchase consideration is allocated to each prepaid coupon, including the coupons issued for free. The allocated considerations are recognized as revenues when the customers consume the prepaid coupons for payments of their purchase. As of December 31, 2020 and 2021, the balance of deferred revenues was RMB88,174 and RMB96,212 (US$15,098), respectively.

Costs of materials, store rental and other operating costs

(p)    Costs of materials, store rental and other operating costs

Costs of materials consisted primarily of cost for coffee beans and coffee condiments, pre-made food and beverage items, packaging, supplies and warehouse. Store rental and other operating costs consisted primarily of rental expense of stores, staff costs, and utilities, etc.

Delivery expenses

(q)    Delivery expenses

Delivery expenses are the delivery service fee for delivery orders. The Group incurred delivery expenses of RMB438,914, RMB414,808 and RMB819,549 (US$128,605) for the years ended December 31, 2019, 2020 and 2021, respectively. Delivery expenses are separated out of sales and marketing expenses from the fiscal year 2021 to optimize the disclosure and better reflect the nature of expenses. This reclassification is retrospectively applied.

Sales and marketing expenses

(r)    Sales and marketing expenses

Sales and marketing expenses consisted primarily of advertising expenditure, costs of free vouchers promotion activity, and commission fees for third-party delivery platforms.

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses, which amounted to RMB586,774, RMB354,469 and RMB243,671 (US$38,237) for the years ended December 31, 2019, 2020 and 2021, respectively.

For promotion, the Group issued free vouchers for complimentary freshly brewed drinks or pre-made food and beverage items for first time user registrations and referrals, without any future purchase requirements. This promotion activity ceased in May 2020. The Group recognizes the related costs in sales and marketing expenses of RMB206,723, RMB64,956 for the years ended December 31, 2019 and 2020, respectively, and reversed accrued related costs for expired free vouchers of RMB18,498 (US$2,903) for the year ended December 31, 2021.

Commission fees for third-party delivery platforms are expensed when incurred, which amounted to RMB4,613, RMB9,719 and RMB60,017 (US$9,418) for the years ended December 31, 2019, 2020 and 2021, respectively.

General and administrative expenses

(s)    General and administrative expenses

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, research and development expenses, share-based compensation, professional fees and daily office expenses and rental fees for general corporate functions.

Research and development expenses are included in general and administrative expenses, which are mainly payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and data analysis to support the Group’s business operations. The Group charged RMB219,048, RMB265,537 and RMB251,688 (US$39,494) of research and development costs to expense for the years ended December 31, 2019, 2020 and 2021, respectively.

Store preopening and other expenses

(t)    Store preopening and other expenses

Store preopening expenses mainly include store rental costs during the start-up of new stores. Other expenses include lease exit costs, such as the write offs of prepaid store rental costs, deposits and leasehold improvements. Costs incurred in connection with the start-up and closure of stores are expensed as incurred.

Leases

(u)    Leases

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

Before January 1, 2021, the Group adopted ASC Topic 840 (“ASC 840”), Leases, and each lease is classified at the inception date as either a capital lease or an operating lease. The Group did not enter into any leases whereby it is the lessor for any of the periods presented.

The Group adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”), from January 1, 2021 since the Group ceased to act as an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”) in 2021, using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group did not enter into finance leases for any of the periods presented.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

(u)    Leases (continued)

Operating lease ROU assets

The right-of-use assets are initially measured at cost, which comprise the initial amounts of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. Lease payments included in the measurement of the lease liabilities comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes

(v)    Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounts for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive (loss)/income as income tax expenses. No interest and penalties related to unrecognized tax benefit were recorded for the years ended December 31, 2019, 2020 and 2021.

Employee benefit expenses

(w)    Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance, pension benefits and housing provident fund through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB197,327, RMB139,621 and RMB247,315 (US$38,809) for the years ended December 31, 2019, 2020 and 2021, respectively.

Comprehensive (loss)/income

(x)    Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the (decrease)/increase in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive (loss)/income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive (loss)/income included net (loss)/income and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive (loss)/income.

Segment reporting

(y)    Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

Net (Loss)/income per share

(z)    Net (loss)/income per share

In accordance with ASC 260, Earnings per Share, basic (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net (loss)/income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method and convertible senior preferred shares. The effect mentioned above is not included in the calculation of the diluted (loss)/income per share when inclusion of such effect would be anti-dilutive.

Share-based compensation

(aa)    Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized using the accelerated method if it is probable that the performance condition will be achieved. The Group accounts for forfeitures as they occur.

Comparative information	(bb) Comparative information Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.
Emerging Growth Company Status

(cc)    Emerging Growth Company Status

The Company was an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). In accordance with the JOBS Act, the Company previously elected to delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company met certain thresholds for qualification as an “accelerated filer” in the year ended December 31, 2021 as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended. Therefore, the Company no longer has EGC status as of December 31, 2021.

Recent accounting pronouncements

(dd)    Recently Adopted Accounting Standards

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Additionally, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326 in April 2019 and ASU 2019-05, Financial Instruments — Credit Losses (Topic 326) — Targeted Transition Relief in May 2019. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. In November 2019, the FASB issued ASU No. 2019-10, which defers the effective date of ASU No. 2016-13 for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Since as of December 31, 2021 the Company no longer qualifies as an EGC, it no longer qualifies for the deferral of the effective date available for EGCs. As such the Company adopted the standard by using the modified retrospective method, effective as of January 1, 2021, and reflected the impact in its financial statements for the year ended December 31, 2021. The impact of the adoption on the consolidated balance sheets, statements of operations, and statements of cash flows was immaterial.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations related to their leasing arrangements. This comprehensive new standard amends and supersedes existing lease accounting guidance and is intended to increase transparency and comparability among organizations by recognizing right-of-use (“ROU”) lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. Lease expense continues to be recognized in a manner similar to legacy U.S. GAAP. The Company adopted the new lease standard effective as of January 1, 2021, using the optional transition method to the modified retrospective approach. Under this transition provision, results for reporting periods beginning on January 1, 2021 are presented under Topic 842, while prior period amounts continue to be reported and disclosed in accordance with the Company’s historical accounting treatment under Topic 840, and as a result, the consolidated balance sheet as of December 31, 2021 is not comparable with that of December 31, 2020 (see Note-2(u) and 19).

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) for the fiscal year beginning January 1, 2021, that eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The guidance in ASU No. 2020-06 is required for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2021, for public business entities. Early adoption is permitted, but no earlier than annual reporting periods beginning after December 15, 2020, including interim periods within those annual reporting periods. The Company early adopted this guidance for the fiscal year beginning January 1, 2021, and did so on a modified retrospective basis, without requiring any adjustments (see Note-13).

(ff)    Recent accounting pronouncements

The Company did not identify other recent accounting pronouncements that could potentially have a material impact to the Company’s consolidated results of operations or financial position.